Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 4,114	$ 2,803
Accounts receivable, less allowance for credit losses of $240 at December 31, 2025 and $260 at December 31, 2024	9,819	8,595
Unbilled membership dues receivable	541	582
Inventories	1,555	1,558
Prepaid expenses	919	1,003
Other current assets	15	15
Total current assets	16,963	14,556
Property and equipment, net	53,982	55,582
Property and equipment under finance leases, net	6,267	5,647
Operating lease right-of-use assets	1,379	1,383
Restricted cash	8,730	8,958
Noncurrent deferred tax asset	32	27
Other assets, net	28	33
Total assets	87,381	86,186
Liabilities and Equity
Current portion of long-term debt	614	575
Current portion of obligations under finance leases	384	201
Current portion of obligations under operating leases	362	365
Accounts payable	7,984	7,116
Accrued payroll and other compensation	1,244	1,064
Accrued taxes	660	594
Deferred membership dues revenue	3,529	3,524
Other liabilities and accrued expenses	2,054	2,024
Total current liabilities	16,831	15,463
Long-term debt, net of current portion	28,032	28,646
Line of credit	3,200	3,200
Obligations under finance leases, net of current portion	1,248	707
Obligations under operating leases, net of current portion	1,017	1,018
Asset retirement obligation	100	100
Commitments and Contingencies
Equity:
Paid-in capital	59,206	59,206
Accumulated deficit	(20,890)	(21,211)
Total Avalon Holdings Corporation Shareholders' Equity	38,355	38,034
Non-controlling interest in subsidiaries	(1,402)	(982)
Total equity	36,953	37,052
Total liabilities and equity	87,381	86,186
Common Class A [Member]
Equity:
Class A Common Stock, $.01 par value	33	33
Common Class B [Member]
Equity:
Class A Common Stock, $.01 par value	$ 6	$ 6